Income Taxes (Tables)	12 Months Ended
Aug. 31, 2017
Income Taxes Tables
Deferred tax assets
	2017	2016
Deferred tax assets:
Net operating loss carry forward	123,296	112,703
Less: valuation allowance	(123,296)	(112,703)
Net deferred tax assets	-	-

Sechudle of federal income tax rate
U.S federal statutory rate	(35.0%)
Valuation reserve	35.0%
Total	-%